BLACROCK FUNDS V
BlackRock Mortgage-Backed Securities Fund
(the “Fund”)
Supplement dated June 6, 2025 to the
Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) of the Fund,
each dated January 28, 2025, as supplemented to date
At a meeting held on June 5, 2025, the Board of Trustees of the Fund (the “Board”) on behalf of the Fund, approved the Reorganization (as defined below) of the Fund into a newly-established exchange-traded fund (“ETF”), which will be managed by BlackRock Fund Advisors, an investment adviser under common control with BlackRock Advisors, LLC, the Fund’s current investment adviser (“BlackRock”). The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined, with respect to the Reorganization, that participation in the Reorganization is in the best interests of the Fund and the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.
The Fund will be reorganized into an ETF through the reorganization of the Fund into a newly-created ETF, iShares Mortgage-Backed Securities Active ETF (the “Acquiring Fund”), which is a series of BlackRock ETF Trust II. The Fund and the Acquiring Fund will have identical investment objectives, fundamental investment policies, investment strategies and investment risk profiles. Following the reorganization, the Fund will be liquidated (such reorganization and liquidation, the “Reorganization”).
The Reorganization is anticipated to close as of the close of trading on the New York Stock Exchange on January 23, 2026. The Acquiring Fund has not commenced investment operations.
Importantly, in order to receive shares of the Acquiring Fund as part of the Reorganization, Fund shareholders must hold their shares of the Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund). If Fund shareholders do not hold their shares of the Fund through that type of brokerage account, they will not receive shares of the Acquiring Fund as part of the Reorganization. For Fund shareholders that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund, please see the Q&A that follows for additional actions that such Fund shareholders must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for Fund shareholders that hold shares of the Fund through a brokerage account that can hold shares of the Acquiring Fund.
BlackRock believes that the Reorganization will provide multiple benefits for investors of the Fund, including lower net expenses, additional trading flexibility and increased portfolio holdings transparency.
The Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Reorganization is structured to be a tax‑free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes as a result of the Reorganization (except with respect to cash received, as explained elsewhere in this Supplement).
In connection with the Reorganization, shareholders of the Fund will receive ETF shares of the Acquiring Fund equal in value to the number of shares of the Fund they own, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.
Completion of the Reorganization is subject to a number of conditions under the Plan, but shareholders of the Fund are not required to approve the Reorganization. Existing Fund shareholders will receive a combined prospectus/information statement describing in detail both the Reorganization and the Acquiring Fund, and summarizing the Board’s considerations in approving the Reorganization.

The following changes will take effect either immediately or on an upcoming future date as described below. These actions include limits on new purchases of certain Fund shares, the removal of sales charges on purchases of Fund shares, the removal of contingent deferred sales charges on redemptions of Fund shares, and the waiver of Distribution and Service (Rule 12b‑1) Fees on Fund shares.
Consequently, effective immediately, the Fund’s Summary Prospectuses and Prospectuses are amended as follows:

1.	Investor A, Investor C, Institutional and Class K Shares of the Fund will be offered only on a limited basis.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Mortgage-Backed Securities Fund — Purchase and Sale of Fund Shares” and “Fund Overview — Key Facts About BlackRock Mortgage-Backed Securities Fund — Purchase and Sale of Fund Shares” is hereby amended to add the following as the first paragraph of such section:
Effective July 1, 2025, Investor A, Investor C and Institutional Shares of the Fund are offered on a limited basis.
The section of the Class K Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Mortgage-Backed Securities Fund — Purchase and Sale of Fund Shares” and “Fund Overview — Key Facts About BlackRock Mortgage-Backed Securities Fund — Purchase and Sale of Fund Shares” is hereby amended to add the following as the first paragraph of such section:
Effective July 1, 2025, Class K Shares of the Fund are offered on a limited basis.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Availability — Investor A” is hereby deleted in its entirety and replaced with the following:
Generally available through Financial Intermediaries. Availability will be limited as follows:

•	Effective beginning July 1, 2025, no new accounts held directly with BlackRock (including IRAs) will be opened.

•	Effective beginning December 31, 2025, shareholders holding their accounts directly with BlackRock (including IRAs) will not be permitted to purchase additional Investor A Shares.

•	Effective beginning January 16, 2026, no new accounts to purchase Investor A Shares through a Financial Intermediary will be opened.

•	Effective beginning January 16, 2026, shareholders holding accounts through a Financial Intermediary will not be permitted to purchase additional Investor A Shares.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Availability — Investor C” is hereby deleted in its entirety and replaced with the following:
Generally available through Financial Intermediaries. Must be held through a Financial Intermediary. Availability will be limited as follows:

•	Effective beginning January 16, 2026, no new accounts to purchase Investor C Shares through a Financial Intermediary will be opened.

•	Effective beginning January 16, 2026, shareholders holding accounts through a Financial Intermediary will not be permitted to purchase additional Investor C Shares.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Availability — Institutional” is hereby amended to add the following at the end of such section:
Availability will be further limited as follows:

•	Effective beginning July 1, 2025, no new accounts held directly with BlackRock (including IRAs) will be opened.

•	Effective beginning December 31, 2025, shareholders holding their accounts directly with BlackRock (including IRAs) will not be permitted to purchase additional Institutional Shares.

•	Effective beginning January 16, 2026, no new accounts to purchase Institutional Shares through a Financial Intermediary will be opened.

•	Effective beginning January 16, 2026, shareholders holding accounts through a Financial Intermediary will not be permitted to purchase additional Institutional Shares.
The section of the Class K Shares Prospectus entitled “Account Information — Details About the Share Class — Class K Shares at a Glance — Availability” is hereby amended to add the following at the end of such section:
Availability will be further limited as follows:

•	Effective beginning July 1, 2025, no new accounts held directly with BlackRock (including IRAs) will be opened.

•	Effective beginning December 31, 2025, shareholders holding their accounts directly with BlackRock (including IRAs) will not be permitted to purchase additional Class K Shares.

•	Effective beginning January 16, 2026, no new accounts to purchase Class K Shares through a Financial Intermediary will be opened.

2.	Sales Charge Waiver on Investor A Shares.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Mortgage-Backed Securities Fund — Fees and Expenses of the Fund” and “Fund Overview — Key Facts About BlackRock Mortgage-Backed Securities Fund — Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on December 1, 2025, no initial sales charge will be imposed on purchases of Investor A Shares of the Fund.

The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Initial Sales Charge? — Investor A” is hereby deleted in its entirety and replaced with the following:
Yes. Payable at time of purchase. Lower sales charges are available for larger investments. Beginning on December 1, 2025, no initial sales charge will be imposed on purchases. As a result, any subsequent purchases of the Fund will not be eligible assets for future rights of accumulation or letter of intent purchases.

3.	Contingent deferred sales charge waiver on Investor A and Investor C Shares of the Fund.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Mortgage-Backed Securities Fund — Fees and Expenses of the Fund” and “Fund Overview — Key Facts About BlackRock Mortgage-Backed Securities Fund — Fees and Expenses of the Fund” is hereby amended to add the following sentence to the paragraph preceding the fee table:
Beginning on December 1, 2025, no contingent deferred sales charge (“CDSC”) will be imposed on redemptions of Investor A Shares or Investor C Shares.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Deferred Sales Charge? — Investor A” is hereby deleted in its entirety and replaced with the following:
No. (May be charged for purchases of $1 million or more that are redeemed within 18 months). Beginning on December 1, 2025, no contingent deferred sales charge will be imposed on redemptions.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Deferred Sales Charge? — Investor C” is hereby deleted in its entirety and replaced with the following:
Yes. Payable if you redeem within one year of purchase. Beginning on December 1, 2025, no contingent deferred sales charge will be imposed on redemptions.

4.	Forgiving Letter of Intent Obligations.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — Details About the Share Classes — Letter of Intent” is hereby amended to add the following paragraph to that section:
Effective July 1, 2025, any current Letter of Intent under which Investor A Shares of the Fund were purchased will be considered completed. As a result, after that date, commissions to dealers will not be adjusted or paid on the difference between the Letter of Intent amount and the amount actually invested before July 1, 2025. Because a Letter of Intent may include Investor A Shares purchases of other BlackRock Funds (other than the Fund), this completion will cancel the Letter of Intent for all future Investor A Shares purchases of those funds. You will need to enter into a new Letter of Intent if you want to continue to make Investor A Shares purchases in other BlackRock Funds at a reduced initial sales charge. This change may also apply to the Letters of Intent described in the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A‑1 of the Fund’s prospectus.

5.	Waiver of Distribution and Service (12b‑1) Fees on Investor A and Investor C Shares of the Fund.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Distribution and Service (12b‑1) Fees? — Investor A” is hereby deleted in its entirety and replaced with the following:
No Distribution Fee. 0.25% Annual Service Fee. All 12b‑1 Service Fees will be voluntarily waived beginning December 1, 2025.
The section of the Investor A Shares, Investor C Shares and Institutional Shares Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs — Share Classes at a Glance — Distribution and Service (12b‑1) Fees? — Investor C” is hereby deleted in its entirety and replaced with the following:
0.75% Annual Distribution Fee. 0.25% Annual Service Fee. All 12b‑1 Distribution and Service Fees will be voluntarily waived beginning December 1, 2025.
The following is added to the end of the first paragraph of the section of each Prospectus entitled “Management of the Fund — Dividends, Distributions and Taxes:
The last day that dividend reinvestments in the Fund will be available is January 16, 2026. Subsequent dividend distributions will be paid in cash in advance of the Reorganization.
In anticipation of the Reorganization, the final date to purchase Fund shares, or to exchange shares of another BlackRock Fund for Fund shares, will be January 16, 2026 (December 31, 2025 for existing direct accounts (defined below) or through a direct IRA). The final date to exchange Fund shares for another BlackRock Fund will be January 22, 2026 (January 16, 2026 for existing direct accounts and direct IRAs). The final date to redeem Fund shares will be on January 22, 2026.

IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT
QUESTIONS AND ANSWERS
The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your Fund shareholder account prior to the Reorganization in order to receive shares of the Acquiring Fund.
Q. What types of shareholder accounts can receive shares of the Acquiring Fund as part of the Reorganization?
A. If you hold your shares of the Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of the Acquiring Fund in the Reorganization. No further action is required.
Q. What types of shareholder accounts cannot receive shares of the Acquiring Fund as part of the Reorganization?
A. The following account types cannot hold shares of ETFs:
Non‑Accommodating Brokerage Accounts. If you hold your shares of the Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the net asset value (“NAV”) of your Fund shares.
Non‑Accommodating Retirement Accounts. If you hold your shares of the Fund through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization. If either such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Fund shares.
Direct Accounts. If you hold your shares of the Fund in an account directly with the Fund at its transfer agent, BNY Mellon Investment Servicing (US) Inc. (a “direct account”), you should transfer your shares of the Fund to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization. For this purpose, a direct account includes a direct IRA. If you hold your shares of the Fund through a direct IRA and do not take action prior to January 16, 2026, your Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund. You have a direct account if you receive quarterly account statements directly from the Fund and not from a third-party broker-dealer.
The redemption of Fund shares or the transfer of Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Fund shares, is expected to be a taxable transaction to shareholders in non‑tax qualified accounts. If you are unsure about the ability of your account to accept shares of the Acquiring Fund, please call (800) 441‑7762 or contact your financial advisor or other financial intermediary.

Q. How do I transfer my Fund shares from a direct account to a brokerage account that will accept Acquiring Fund shares?
A.  Transferring your shares from a direct account to a brokerage account that can accept shares of the Acquiring Fund should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF, such as the Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.
We suggest you provide your broker with a copy of your quarterly statement from the Fund. Your broker will require your account number with the Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
Q. How do I transfer my Fund shares from a non‑accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?
A.  The broker where you hold your Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.
Q. What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of the Reorganization?
A.  In order to receive shares of the Acquiring Fund as part of the Reorganization, you must hold your shares of the Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund) as follows:

•
Non‑Accommodating Brokerage Accounts. If you hold your shares of the Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Fund shares.

•
Non‑Accommodating Retirement Accounts. If you hold your shares of the Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization. If either such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Fund shares.

•
Direct Accounts. If you hold your shares of the Fund in a direct account, you should transfer your shares of the Fund to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization. If such a change is not made before January 16, 2026, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on January 16, 2026 and you will receive cash equal in value to the NAV of your Fund shares.

•
Direct IRA. If you hold your shares of the Fund through a direct IRA and you do not take action to transfer your investment in the Fund to a different investment option prior to January 16, 2026, your Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and it may take time for you to receive your cash. Additionally, the redemption of Fund shares or the transfer of Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Fund shares, is expected to be a taxable transaction to shareholders in non‑tax qualified accounts. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.
Q. What if I do not want to own shares of the Acquiring Fund?
A.  If you do not want to receive shares of the Acquiring Fund in connection with the Reorganization, you can exchange your Fund shares for shares of another BlackRock mutual fund or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Each of the exchange of your Fund shares for shares of another BlackRock mutual fund or the redemption of your Fund shares will be a taxable transaction to shareholders in non‑tax qualified accounts. The last date to exchange your shares into another BlackRock mutual fund prior to the Reorganization is January 22, 2026 (January 16, 2026 for existing direct accounts and direct IRAs). The last date to redeem your shares prior to the Reorganization is January 22, 2026. These dates may change if the closing date of the Reorganization changes. Any changes to the closing date of the Reorganization will be communicated to shareholders.
* * *
In connection with the Reorganization discussed herein, a prospectus/information statement included in a registration statement on Form N‑14 has been filed with the Securities and Exchange Commission (the “SEC”). The registration statement may be amended or withdrawn and the prospectus/information statement will not be distributed to shareholders of the Fund unless and until the registration statement is declared effective by the SEC. Investors are urged to read the materials and any other relevant documents when they become available because they will contain important information about the Reorganization. Free copies of the materials will be available on the SEC’s web site at www.sec.gov. A paper copy of these materials can be obtained at no charge by calling (800) 441‑7762.
This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.
Shareholders should retain this Supplement for future reference.
PR2SAI-MBS-0625SUP